Goodwill and Intangible Assets (Details) - Schedule of Goodwill - Goodwill [Member] - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Balance	$ 5,837,060
Measurement period adjustment to goodwill (Note 4)	198,140
Impairment of goodwill	(3,017,600)
Balance	$ 3,017,600	$ 5,837,060